Derivative financial instruments - General information and gain or loss recognized or reclassified (Details) item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item oz t	Dec. 31, 2017 USD ($) item oz t	Dec. 31, 2016 USD ($) item oz t
Financial Instruments:
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ (16.0)	$ 12.0	$ (1.0)
Expected losses on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	$ (6.0)
Longest maturity of a derivative classified as a cash flow hedge	61 months
Gains (losses) recognized in OCI on derivatives (effective portion)	$ (51.0)	34.0	11.0
Gains (losses) reclassified from OCI into income (effective portion)	(22.0)	25.0	17.0
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	$ (24.0)	23.0	14.0
Gains (losses) recognized in income, derivatives not designated in hedge relationships		$ 94.0	$ (133.0)
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	46,143	28,976	17,667
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | t	9,491	1,869	27
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives | oz	2,861,294	1,966,729	1,586,395
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	$ 13,612.0	$ 16,261.0	$ 14,144.0
Gains (losses) recognized in OCI on derivatives (effective portion)	(6.0)	3.0	(7.0)
Gains (losses) reclassified from OCI into income (effective portion)		2.0	1.0
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(121.0)	92.0	(90.0)
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)		2.0	9.0
Gains (losses) recognized in income, derivatives not designated in hedge relationships	46.0	(41.0)	(28.0)
Foreign exchange contracts | Selling, general and administrative expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	10.0	(18.0)	8.0
Foreign exchange contracts | Non-order related research and development expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1.0)		(1.0)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	40.0	22.0	(35.0)
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	733.0	899.0	1,125.0
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	58.0	7.0	(5.0)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(4.0)	(2.0)	(4.0)
Embedded foreign exchange derivatives | Selling, general and administrative expenses
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	2.0	5.0	(2.0)
Interest rate contracts
Financial Instruments:
Notional amount of derivative	3,300.0	5,706.0	3,021.0
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	(4.0)	(23.0)	(28.0)
Gains (losses) recognized in income on hedged item	5.0	27.0	30.0
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(9.0)	9.0	3.0
Gains (losses) reclassified from OCI into income (effective portion)		6.0	(2.0)
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(33.0)	31.0	31.0
Other | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	3.0	(2.0)	(7.0)
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(36.0)	22.0	15.0
Gains (losses) reclassified from OCI into income (effective portion)	$ (22.0)	$ 15.0	$ 9.0
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares | item	41	37	47
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 6.0	$ 42.0	$ 23.0